Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.9%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$133,717
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	145,966
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	33,734
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	20,294
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,269
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	60,104
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	70,281
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,578
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	21,785
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	150,000	142,381
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,341
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	56,554
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	68,267
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	117,909
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	69,193
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	181,812 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	104,023
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	58,981
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	40,859
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,551
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	43,115
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,698
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	83,394
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	20,366
Total Diversified Telecommunication Services				1,559,172
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	59,111
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,012
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	67,701
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	70,000	66,335
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	90,000	79,979
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	20,000	16,336
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,719
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	30,000	23,006
Total Entertainment				340,199
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	229,356 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,000	9,986
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	213,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	149,265
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	$34,241
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	109,876
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	83,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	73,031
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,401
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	26,214
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	32,164
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	60,000	45,964
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	29,979
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	57,076
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,364
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	60,111
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	47,982
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	169,758
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	34,647
Comcast Corp., Senior Notes	3.969%	11/1/47	130,000	108,756
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	8,385
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	37,877
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	39,855
Comcast Corp., Senior Notes	2.887%	11/1/51	50,000	33,630
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	17,663
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	19,248
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	59,706
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	26,061
DISH DBS Corp., Senior Notes	5.125%	6/1/29	50,000	33,593
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	27,780 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	8,756 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	32,843
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	40,374
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	39,609
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,510
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	81,656
Total Media				2,080,902
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	371,696 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	101,774
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	40,153
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	30,000	$29,792
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,461
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,763
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	55,938
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	57,633
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	359,911
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	44,578
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	45,505
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	122,456
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	132,347
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	195,808
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	27,679
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	15,369
Total Wireless Telecommunication Services				1,639,863

Total Communication Services				5,620,136
Consumer Discretionary — 2.8%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	210,000	210,872 (a)
Automobiles — 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	100,000	85,195
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	112,791
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	24,874
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	199,558
General Motors Co., Senior Notes	6.125%	10/1/25	170,000	171,667
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	41,276
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,825
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,959
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	470,000	462,281 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	230,000	224,310 (a)
Total Automobiles				1,352,736
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	75,271
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	59,532
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	18,119
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	229,567 (a)
Total Broadline Retail				382,489
Hotels, Restaurants & Leisure — 1.3%
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	90,000	92,736 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	157,315
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	47,687
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	72,780
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,384
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,884
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	95,211
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	210,000	216,789 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	80,000	85,618 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	220,000	$225,678 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	230,000	229,646
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	187,367
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,780
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	230,000	233,078 (a)
Total Hotels, Restaurants & Leisure				1,920,953
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,976
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	65,140
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	58,541
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	8,547
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	84,616
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	40,526
Total Specialty Retail				267,346
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	33,578

Total Consumer Discretionary				4,167,974
Consumer Staples — 0.9%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	80,000	78,850
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	140,000	143,691
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	94,492
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	53,937
Total Beverages				370,970
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	80,698
Food Products — 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	20,000	19,607
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	70,000	72,484
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	19,703
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,166
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	85,382
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	79,107
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	31,258
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	210,004
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,193
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	67,618
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	92,303
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,794
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	62,333
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	$9,244
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	80,085
Total Tobacco				810,190

Total Consumer Staples				1,353,949
Energy — 5.9%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,979
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	28,757
Total Energy Equipment & Services				48,736
Oil, Gas & Consumable Fuels — 5.9%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	44,613
Apache Corp., Senior Notes	4.250%	1/15/30	110,000	105,955
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,974
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	8,265
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	68,329
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	34,707
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	73,517 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	58,266
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	76,263
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,967 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	138,177 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,824
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	18,942
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	71,602
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,328
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	110,000	117,438 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	30,000	33,811 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	85,330 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	118,297
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	51,175 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	40,000	34,234
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	236,508
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,665
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	21,587 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,104
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	39,661
Devon Energy Corp., Senior Notes	5.600%	7/15/41	160,000	156,916
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	26,582
Devon Energy Corp., Senior Notes	5.000%	6/15/45	160,000	142,969
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	60,000	57,089
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	70,000	58,153
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	165,293
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,005 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	99,851 (b)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	$61,442 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	69,147
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,690
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,871
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	57,331
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	145,054
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,571
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	9,529
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	52,608
Energy Transfer LP, Senior Notes	5.000%	5/15/50	90,000	81,364
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	99,968
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,658
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	111,989
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	111,632
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	91,104
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	24,800
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,536
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	31,151
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	41,351
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	31,404
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	28,735 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	130,000	121,929
EOG Resources Inc., Senior Notes	4.950%	4/15/50	100,000	96,529
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,863
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	82,673 (a)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	35,671
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	9,064
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	54,285
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	202,003 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,841
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,740
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	30,059
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	46,733
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,350
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,160
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	110,977
MPLX LP, Senior Notes	4.700%	4/15/48	70,000	61,089
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,122
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,273
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,294
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	386,373
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	81,076
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	70,000	75,652
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	72,729
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	$58,152
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	70,000	75,377
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	70,000	56,864
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	53,424
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	39,440
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,459
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,606
ONEOK Inc., Senior Notes	6.050%	9/1/33	60,000	64,141
ONEOK Inc., Senior Notes	6.625%	9/1/53	50,000	55,519
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	80,000	81,350 (a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	474,000	472,870
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	60,000	59,802
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	52,729
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	38,613 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	197,616 (a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	74,568
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	9,432
Shell International Finance BV, Senior Notes	4.375%	5/11/45	170,000	154,553
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	34,257
Shell International Finance BV, Senior Notes	3.250%	4/6/50	360,000	267,374
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	58,784
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	100,000	99,764
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	47,870
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	45,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	80,045
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,382
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	59,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,418
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	45,803 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	217,263
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	53,859 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	210,000	214,696 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	69,468
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,842
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	77,075
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	9,090
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	45,385
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	37,827
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	34,226
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	91,361
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	24,486
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	182,053
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	100,509
Total Oil, Gas & Consumable Fuels				8,870,816

Total Energy				8,919,552
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 10.1%
Banks — 6.5%
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	$196,964
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	148,591
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	152,699
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	210,507 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	263,116 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	17,920 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	468,026 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	42,752 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,312 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	113,052 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	145,416 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	60,104 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	179,193 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	40,070
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,969
Bank of Montreal, Senior Notes	1.850%	5/1/25	40,000	39,371
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,159 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	78,276
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	100,000	95,158 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	215,069 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	196,197 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	500,573 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	216,002 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	199,433 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	49,117
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	42,834
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	387,091 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	69,323 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	74,979 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	109,279 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	121,037 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	50,416 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,966
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	210,327
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	168,654
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	13,236
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	65,724
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	$243,707 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	198,956 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	199,260 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	196,245 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	182,128 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	260,000	255,901 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	318,055 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	184,793 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	32,233 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	29,580 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	234,431 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	29,980
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	194,880 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	124,937 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	10,067 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	70,000	68,411
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	77,262
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	52,018
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	78,157
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,876
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	102,647 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,819
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	94,348 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	53,407 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	136,866
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	209,428
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	152,165 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	45,724 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	110,170 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	431,719 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	62,975 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	124,877 (c)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	173,701
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	110,000	103,256
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	90,000	82,568
Total Banks				9,763,459
Capital Markets — 2.9%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	113,238
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	54,682 (c)
Credit Suisse AG AT1 Claim	—	—	590,000	17,700 *(d)(e)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	480,000	$527,348
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	220,000	218,666
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	137,932
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	113,732
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	19,449
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	228,500 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	22,821 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,958 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,360 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	117,667 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	258,539 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	79,724
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	140,042
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	210,000	206,755 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,195 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	134,464 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	196,740 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	50,224 (c)
UBS AG, Senior Notes	7.950%	1/9/25	410,000	413,211
UBS AG, Senior Notes	4.500%	6/26/48	200,000	190,668
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	288,106 (a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	250,735
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	244,232 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	316,098 (a)(c)
Total Capital Markets				4,422,786
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	50,000	50,105
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	144,100
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	410,000	370,157
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	64,932
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	70,000	74,227 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	25,396
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	27,205
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	46,617
Total Financial Services				752,634
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	180,000	189,066
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	29,287 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	29,311 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	$9,555 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	57,390 (a)
Total Insurance				314,609

Total Financials				15,303,593
Health Care — 3.5%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	29,899
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	205,887
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	258,272
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	83,206
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	125,388
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,852
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	89,639
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	47,882
Total Biotechnology				850,025
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,972
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,481
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	72,211 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	100,000	102,910 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	103,128 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	130,000	134,676 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	100,000	103,662 (a)
Total Health Care Equipment & Supplies				533,040
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	49,147
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,223
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,959
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	140,579
Cigna Group, Senior Notes	4.800%	8/15/38	150,000	146,219
Cigna Group, Senior Notes	4.900%	12/15/48	70,000	65,970
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,930
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,590
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	135,660
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	134,190
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	67,621
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	17,140
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	46,614
CVS Health Corp., Senior Notes	5.050%	3/25/48	250,000	228,348
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	49,851
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	39,057
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	62,519
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	20,008
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	30,039
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,232
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	$60,673
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	40,058
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	103,849
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	119,345
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,962
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	406,646
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	25,246
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	26,756
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,740
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	89,321
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	103,290
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	17,716
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	18,199
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	21,031
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	74,138
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	39,913
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,831
Total Health Care Providers & Services				2,511,610
Pharmaceuticals — 1.0%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	55,222 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	12,338 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,795 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	83,791
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	137,144
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	31,805
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	31,817
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	122,722
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	30,523
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	102,247
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	47,382
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	61,795
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	290,000	278,968
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	456,673
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	11,082
Total Pharmaceuticals				1,473,304

Total Health Care				5,367,979
Industrials — 2.7%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	160,000	159,421
Boeing Co., Senior Notes	2.196%	2/4/26	400,000	385,346
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,397
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	37,949
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	47,464
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	46,298
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,547
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	$21,107
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,367
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	40,138
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	19,665
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	58,811
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,983
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	167,689
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	31,099
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000	9,939
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	77,758
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	153,340
RTX Corp., Senior Notes	3.150%	12/15/24	40,000	39,801
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	179,594
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	134,739
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	97,918
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	74,466
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	55,959
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	51,648 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	158,837 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	62,555 (a)
Total Aerospace & Defense				2,185,835
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	70,000	69,538
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	70,000	73,506 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	71,881
Total Commercial Services & Supplies				214,925
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	64,127
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	20,718
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	57,197
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	206,666
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	72,028
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	45,502
Total Ground Transportation				402,111
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	135,372
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	148,629 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	59,840
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	113,253
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	36,250	36,035 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	49,956 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	49,500	50,153 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	33,019 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	$19,695 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	130,000	125,699 (a)
Total Passenger Airlines				636,279
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	70,000	70,668 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	102,760
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	60,000	55,864
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	54,830
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	120,000	124,164 (a)
Total Trading Companies & Distributors				337,618

Total Industrials				4,046,935
Information Technology — 0.7%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	80,000	83,585 (a)
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,758
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	145,439 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,996 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	203,968 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	60,702
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,822
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	62,364
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	53,425
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	74,176
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,728
Total Semiconductors & Semiconductor Equipment				662,378
Software — 0.2%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,664
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	33,071
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,303
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	122,426
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	118,329
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	15,239
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	70,009
Total Software				373,041

Total Information Technology				1,119,004
Materials — 1.0%
Chemicals — 0.4%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	370,658 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	253,977 (a)
Total Chemicals				624,635
Metals & Mining — 0.5%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	63,371
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	20,000	20,072
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	$207,818 (a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,002
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,993
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	41,526
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	120,631
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,545 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,040 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	146,566
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,184
Total Metals & Mining				768,748
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	165,233

Total Materials				1,558,616
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	80,000	79,989

Utilities — 0.5%
Electric Utilities — 0.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	61,543 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	52,116
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,183
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	95,613
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,006
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,224
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	100,898
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	74,989
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	61,354
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	23,316
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	50,740
Total Electric Utilities				667,982
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,629
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	42,848
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	35,218
Total Multi-Utilities				87,695

Total Utilities				755,677
Total Corporate Bonds & Notes (Cost — $48,762,021)				48,293,404
Mortgage-Backed Securities — 27.2%
FHLMC — 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	16,361	15,910
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	113,387	110,162
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	2,620,728	2,278,127
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 3/1/52	1,189,882	989,941
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/54	97,624	$100,079
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.931%	11/1/47	195,284	195,697 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	197,811	193,207 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	234,672	224,029
Total FHLMC				4,107,152
FNMA — 19.2%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	514,320
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	103,882
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 11/1/48	1,213,999	1,151,088
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 4/1/42	969,529	921,709
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,579,688	1,397,850
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	95,597
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 3/1/52	1,822,712	1,574,919
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	457,823	452,503
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	411,766	409,126
Federal National Mortgage Association (FNMA)	1.500%	1/1/51	78,272	62,000
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	249,411	256,010
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	174,790	182,145
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	2,900,000	2,397,934 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	6,700,000	5,784,250 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	5,100,000	4,578,041 (f)
Federal National Mortgage Association (FNMA)	3.500%	10/1/54	400,000	372,529 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/54	1,300,000	1,248,572 (f)
Federal National Mortgage Association (FNMA)	4.500%	10/1/54	1,700,000	1,671,412 (f)
Federal National Mortgage Association (FNMA)	5.000%	10/1/54	1,600,000	1,599,187 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	1,800,000	1,821,124 (f)
Federal National Mortgage Association (FNMA)	6.000%	10/1/54	1,400,000	1,431,059 (f)
Federal National Mortgage Association (FNMA)	6.500%	10/1/54	1,000,000	1,031,049 (f)
Total FNMA				29,056,306
GNMA — 5.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	82,145	76,810
Government National Mortgage Association (GNMA)	3.500%	5/15/50	36,531	34,754
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	499,698	491,359
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 6/20/52	849,502	802,215
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	453,415	408,088
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	307,211	$268,317
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	519,469	514,196
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	349,283	353,088
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	269,558	272,964
Government National Mortgage Association (GNMA) II	6.500%	9/20/53- 11/20/53	174,161	180,166
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	387,130	397,923
Government National Mortgage Association (GNMA) II	2.000%	10/20/54	500,000	424,023 (f)
Government National Mortgage Association (GNMA) II	2.500%	10/20/54	500,000	440,723 (f)
Government National Mortgage Association (GNMA) II	3.000%	10/20/54	200,000	182,406 (f)
Government National Mortgage Association (GNMA) II	3.500%	10/20/54	400,000	375,842 (f)
Government National Mortgage Association (GNMA) II	4.000%	10/20/54	600,000	580,154 (f)
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	400,000	395,008 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	1,500,000	1,502,636 (f)
Government National Mortgage Association (GNMA) II	5.500%	10/20/54	400,000	403,914 (f)
Total GNMA				8,104,586

Total Mortgage-Backed Securities (Cost — $41,810,553)				41,268,044
Collateralized Mortgage Obligations(g) — 20.1%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.245%	9/15/34	410,000	373,301 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.165%	1/25/67	515,966	489,217 (a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	621,810
BANK, 2017-BNK6 A4	3.254%	7/15/60	340,664	329,545
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	563,420
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	176,080
BANK, 2024-5YR7 C	7.341%	6/15/57	660,000	694,516 (c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	374,300 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.559%	1/15/55	4,111,762	75,882 (c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.789%	3/15/40	170,000	169,804 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	6.261%	9/15/38	170,000	168,640 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	22,368	21,507 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	391,993	396,218 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.784%	5/15/34	530,000	528,948 (a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.488%	3/15/41	240,388	240,736 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.097%	1/15/39	250,000	248,610 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. Term SOFR + 0.364%)	5.219%	8/25/35	180,247	172,119 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.269%	8/25/35	196,676	188,487 (a)(c)
COLT Mortgage Loan Trust, 2024-4 A1	5.949%	7/25/69	244,131	247,628 (a)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.409%	6/15/50	515,000	441,029 (c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	714,000	663,262 (a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	239,756	220,559 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	58,353	51,468 (a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	556,348	502,668 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Ellington Financial Mortgage Trust, 2020-1 B1	5.092%	5/25/65	720,000	$747,147 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	92,159 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	5.912%	11/15/38	119,860	118,959 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	242,001 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.233%	1/25/30	3,374,165	161,188 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.403%	7/25/26	945,349	16,527 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	136,746	13,821 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.627%	10/25/31	3,094,633	90,596 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.973%	2/15/37	999,861	98,698 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	134,935	122,691
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	836,070	186,305
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	91,136	76,503
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	62,195	9,483
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	149,454	24,063
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	76,394	12,134
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	77,875	10,309
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	466,926	58,624
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	73,948	65,133
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	456,946	96,416
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	736,837	92,787
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	167,384	23,413
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	687,594	86,759
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,025,710	199,887
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	93,916
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	245,417
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	623,855	103,326
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,529,056	230,106
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	897,326	107,245
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	850,041	105,410
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.080%	1/25/51	65,420	66,138 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.580%	8/25/33	83,329	85,313 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.580%	2/25/42	107,170	107,408 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.363%	4/25/43	541,306	549,893 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.230%	2/25/44	340,000	342,517 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.902%	2/15/38	16,052	1,012 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.495%	9/25/31	262,973	279,492 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.495%	7/25/39	202,138	$210,849 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.380%	10/25/41	250,000	257,889 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.363%	6/25/43	250,000	262,542 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	100,000	97,546 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	120,124	110,583
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	261,049	232,184
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.675%	8/25/55	123,665	5,491 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	137,363	122,025
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	486,201
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	72,360	11,449
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	225,975	199,396
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,182,630	200,821
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	264,851	220,645
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	702,051	106,267
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	67,968	60,607
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	617,497	101,264
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	721,220	100,162
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	895,737	109,523
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,048,771	174,586
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	787,601	93,647
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,821,608	214,120
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	98,192	100,085 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.975%	3/20/42	287,565	31,327 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.389%	4/16/42	152,220	26,282 (c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.221%	10/16/54	2,067,470	29,503 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.797%	11/16/47	32,053	29,183 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	3,689	3,549 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	317,722	3,020 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	94,108	16,163
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	713,296	131,590
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	10/16/46	229,981	40,499 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.989%	5/16/62	3,612,004	217,745 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	3,623,455	218,163 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	69,494	9,700
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	67,784	9,571
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	70,672	10,033
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	269,409	30,208
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	5.967%	6/20/69	144,370	144,149 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,309,933	204,935
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	797,679	110,166
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,191,079	$167,388
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	387,788	325,703
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	391,565	348,616
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	6.747%	1/20/71	448,890	460,152 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	285,071	14,108 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	83,561
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	279,793
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	267,199	227,843
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	76,129 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	1,479,375	98,122 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	152,264 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,923	78,555
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	380,000	397,104 (a)(c)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	275,277	268,534 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	298,513	300,816 (a)
ILPT Commercial Mortgage Trust, 2022-LPF2 A (1 mo. Term SOFR + 2.245%)	7.342%	10/15/39	810,000	810,506 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	114,920	98,971 (a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	61,170	56,223 (a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.415%	2/17/39	670,000	669,581 (a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.188%	3/15/36	56,509	56,598 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	79,422	78,875 (a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.115%	6/19/37	664,327	665,376 (a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	6.315%	2/19/37	484,332	482,521 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.244%	11/15/34	259,915	258,942 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	576,447	585,314 (a)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.497%	3/15/39	240,000	238,581 (a)(c)
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	7.087%	8/15/29	200,000	201,284 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	66,121	56,115 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	389,771 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	218,120	221,749 (a)
OBX Trust, 2024-NQM11 A3	6.230%	6/25/64	242,460	245,262 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	171,539	145,379 (a)(c)
PRKCM Trust, 2022-AFC2 M1	6.086%	8/25/57	730,000	727,484 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	467,659	472,301 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	217,114	221,640 (a)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	872,183	882,685 (a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.361%	5/15/38	500,000	477,364 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	293,184 (a)
Towd Point Mortgage Trust, 2017-4 B2	3.638%	6/25/57	250,000	217,115 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.076%	3/15/51	7,594,373	194,720 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	169,809 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	299,912
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.350%	3/15/50	1,740,694	$39,048 (c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	240,000	252,668

Total Collateralized Mortgage Obligations (Cost — $31,055,237)				30,453,884
U.S. Government & Agency Obligations — 15.0%
U.S. Government Obligations — 15.0%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	162,956
U.S. Treasury Bonds	2.000%	11/15/41	770,000	566,446
U.S. Treasury Bonds	3.875%	2/15/43	840,000	810,600
U.S. Treasury Bonds	3.625%	8/15/43	80,000	74,113
U.S. Treasury Bonds	4.500%	2/15/44	150,000	156,563
U.S. Treasury Bonds	3.125%	8/15/44	110,000	93,839
U.S. Treasury Bonds	3.375%	11/15/48	160,000	138,713
U.S. Treasury Bonds	3.000%	2/15/49	640,000	518,325
U.S. Treasury Bonds	2.875%	5/15/49	290,000	229,026
U.S. Treasury Bonds	2.000%	2/15/50	200,000	130,383
U.S. Treasury Bonds	1.250%	5/15/50	670,000	358,712
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,284,230
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,170,913
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	1,011,699
U.S. Treasury Bonds	1.875%	11/15/51	301,000	187,596
U.S. Treasury Bonds	3.000%	8/15/52	60,000	48,237
U.S. Treasury Bonds	4.000%	11/15/52	110,000	107,070
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	1,046,006
U.S. Treasury Bonds	4.250%	2/15/54	780,000	795,112
U.S. Treasury Bonds	4.625%	5/15/54	230,000	249,532
U.S. Treasury Notes	5.000%	9/30/25	20,000	20,199
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,606
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,995
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,784
U.S. Treasury Notes	3.625%	8/31/29	20,000	20,063
U.S. Treasury Notes	3.875%	11/30/29	110,000	111,452
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,988,371
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	2,027,375
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,650,336
U.S. Treasury Notes	4.250%	6/30/31	2,770,000	2,868,194
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,655
U.S. Treasury Notes	3.875%	8/15/34	400,000	402,844
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	334,675

Total U.S. Government & Agency Obligations (Cost — $25,277,297)				22,693,620
			Face Amount†/ Units
Asset-Backed Securities — 5.2%
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.594%	4/20/34	250,000	250,293 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	257,523 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.667%	7/17/34	270,000	$270,688 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	264,935 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	240,000	249,824 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	6.195%	10/25/56	158,372	158,227 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	6.841%	4/20/37	260,000	261,736 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	250,000	265,126 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.875%	4/20/37	415,000	417,151 (a)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	256,537 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	252,003 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	169,700 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	295,839	253,758 (a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.602%	1/22/35	250,000	250,184 (a)(c)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	92,351	84,600 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	125,450	122,329 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	395,496	397,220 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.111%	1/15/43	57,003	56,886 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.745%	6/25/65	175,039	177,031 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.846%	11/16/36	350,000	352,383 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	6.702%	7/20/37	510,000	511,736 (a)(c)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	440,000	489,320 (a)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.300%	12/17/68	66,514	66,234 (a)(c)
SMB Private Education Loan Trust, 2015-C R	13.667%	9/18/46	1,092	289,122 (a)(h)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.941%	1/15/53	171,502	169,700 (a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	266,124	243,596 (a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	93,031	86,965 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	612,541 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	250,000	253,926 (a)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	5.689%	7/25/35	135,215	127,957 (c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	5.389%	2/25/37	175,614	172,006 (c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	93,012	86,900 (a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	54,405	49,150

Total Asset-Backed Securities (Cost — $9,146,712)				7,927,287
			Face Amount†
Sovereign Bonds — 3.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	293,449	178,271
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	327,556	156,817 (i)
Total Argentina				335,088
Brazil — 0.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	95,613
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	254,769
Total Brazil				350,382
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000	$276,769
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	98,308
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	240,000	243,000 (a)
Mexico — 1.8%
Mexican Bonos, Bonds	8.000%	11/7/47	51,700,000 MXN	2,222,945
Mexican Bonos, Senior Notes	7.750%	11/13/42	3,000,000 MXN	127,239
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	355,420
Total Mexico				2,705,604
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	188,085 (a)
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	51,706
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	576,418

Total Sovereign Bonds (Cost — $5,243,158)				4,825,360
Senior Loans — 2.7%
Consumer Discretionary — 0.6%
Automobile Components — 0.2%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.345%	5/6/30	249,375	249,791 (c)(j)(k)
Hotels, Restaurants & Leisure — 0.4%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	8/17/28	37,510	37,643 (c)(j)(k)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	67,480	67,581 (c)(j)(k)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	2/6/30	28,350	28,405 (c)(j)(k)
Entain Holdings Ltd., USD Term Loan Facility B (6 mo. Term SOFR + 2.600%)	7.864%	3/29/27	28,730	28,865 (c)(j)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	11/29/30	357,300	358,129 (c)(j)(k)
Four Seasons Hotels Ltd., 2024 Term Loan B (1 mo. Term SOFR + 1.750%)	6.605%	11/30/29	81,072	81,209 (c)(j)(k)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	7/18/31	33,629	33,476 (c)(j)(k)
Total Hotels, Restaurants & Leisure				635,308

Total Consumer Discretionary				885,099
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	55,676	55,643 (c)(j)(k)

Financials — 0.8%
Capital Markets — 0.4%
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan	—	9/11/31	47,523	47,435 (l)
Focus Financial Partners LLC, Initial Term Loan (1 mo. Term SOFR + 3.249%)	8.095%	9/11/31	442,477	441,663 (c)(j)(k)
Total Capital Markets				489,098
Financial Services — 0.2%
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	4/9/27	59,624	58,495 (c)(j)(k)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.354%	11/6/28	245,000	246,684 (c)(j)(k)
Total Financial Services				305,179
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Acrisure LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.211%	11/6/30	108,340	$107,494 (c)(j)(k)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.210%	2/19/28	68,909	68,877 (c)(j)(k)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	9.095%	9/19/30	156,120	153,607 (c)(j)(k)
Total Insurance				329,978

Total Financials				1,124,255
Health Care — 0.9%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan	—	10/23/28	280,000	279,975 (m)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.095%	5/30/31	130,000	129,756 (c)(j)(k)
Health Care Technology — 0.3%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.451%	5/1/31	487,053	487,357 (c)(e)(j)(k)
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	474,912	453,244 (c)(j)(k)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	7.095%	5/5/28	28,507	28,510 (c)(j)(k)
Total Pharmaceuticals				481,754

Total Health Care				1,378,842
Industrials — 0.2%
Commercial Services & Supplies — 0.0%††
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.597%	2/1/29	47,850	47,904 (c)(j)(k)
Construction & Engineering — 0.2%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	7/1/31	264,429	264,227 (c)(j)(k)

Total Industrials				312,131
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.345%	7/2/29	131,293	131,497 (c)(j)(k)
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.695%	10/8/28	15,750	15,376 (c)(j)(k)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	10/16/26	216,184	210,307 (c)(j)(k)
Total Software				225,683

Total Information Technology				357,180
Total Senior Loans (Cost — $4,117,508)				4,113,150
U.S. Treasury Inflation Protected Securities — 1.6%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	855,311	825,648
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	1,543,712	1,582,080

Total U.S. Treasury Inflation Protected Securities (Cost — $2,432,399)				2,407,728
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	12/13/24	38	95,000	73,150
SOFR 1-Year Mid-Curve Futures, Call @ $97.250	12/13/24	38	95,000	13,300
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/13/24	38	95,000	950
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	10/25/24	76	76,000	24,937
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $110.500		10/25/24	38	38,000	$9,203
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		11/22/24	24	24,000	23,813
U.S. Treasury 5-Year Notes Futures, Put @ $110.250		10/11/24	47	47,000	29,008
U.S. Treasury 10-Year Notes Futures, Call @ $114.500		10/25/24	47	47,000	27,172
U.S. Treasury 10-Year Notes Futures, Call @ $114.750		10/25/24	8	8,000	3,875
U.S. Treasury 10-Year Notes Futures, Call @ $115.000		10/25/24	20	20,000	7,812
U.S. Treasury 10-Year Notes Futures, Call @ $115.500		10/25/24	2	2,000	500
U.S. Treasury 10-Year Notes Futures, Put @ $115.000		10/25/24	15	15,000	16,641
U.S. Treasury Bond Futures, Put @ $123.500		10/25/24	28	28,000	28,437
U.S. Treasury Bond Futures, Put @ $124.000		10/25/24	17	17,000	20,984
U.S. Treasury Bond Futures, Put @ $125.000		10/25/24	14	14,000	24,719
U.S. Treasury Bond Futures, Put @ $126.000		10/25/24	1	1,000	2,422

Total Exchange-Traded Purchased Options (Cost — $314,438)					306,923
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	2,800,000	2,800,000	40,795
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	957,000	957,000	1,526
U.S. Dollar/Euro, Call @ $1.093	JPMorgan Chase & Co.	10/11/24	3,120,000	3,120,000	1,216

Total OTC Purchased Options (Cost — $35,462)					43,537

Total Purchased Options (Cost — $349,900)					350,460
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $81,843)		3.875%	7/2/40	3,196,783 UYU	79,930
Total Investments before Short-Term Investments (Cost — $168,276,628)					162,412,867
				Shares
Short-Term Investments — 5.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $7,623,941)		4.886%		7,623,941	7,623,941 (n)(o)
Total Investments — 112.2% (Cost — $175,900,569)					170,036,808
Liabilities in Excess of Other Assets — (12.2)%					(18,440,185)
Total Net Assets — 100.0%					$151,596,623

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Portfolio held TBA securities with a total cost of $26,318,020.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is the current yield based on income received over the trailing twelve months.
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)
All or a portion of this loan is unfunded as of September 30, 2024. The interest rate for fully unfunded term loans is to be determined. At September 30,
2024, the total principal amount and market value of unfunded commitments totaled $47,523 and $47,435, respectively.

(m)	All or a portion of this loan has not settled as of September 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $7,623,941 and the cost was $7,623,941 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
At September 30, 2024, the Portfolio had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	75	$187,500	$(2,344)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	96.750	75	187,500	(69,375)
SOFR 1-Year Mid-Curve Futures, Put	12/13/24	95.375	76	190,000	(475)
U.S. Treasury 5-Year Notes Futures, Call	10/25/24	112.250	76	76,000	(1,781)
U.S. Treasury 5-Year Notes Futures, Call	11/22/24	111.500	44	44,000	(11,687)
U.S. Treasury 5-Year Notes Futures, Put	10/25/24	108.000	56	56,000	(1,750)
U.S. Treasury 5-Year Notes Futures, Put	11/22/24	109.250	47	47,000	(23,867)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	115.750	16	16,000	(3,250)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	116.000	40	40,000	(6,250)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	117.000	58	58,000	(3,625)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	117.500	30	30,000	(1,406)
U.S. Treasury 10-Year Notes Futures, Put	11/22/24	112.500	28	28,000	(14,000)
U.S. Treasury Bond Futures, Call	11/22/24	131.000	18	18,000	(7,313)
U.S. Treasury Bond Futures, Put	10/25/24	121.000	33	33,000	(9,797)
U.S. Treasury Bond Futures, Put	11/22/24	117.000	18	18,000	(6,750)
U.S. Treasury Bond Futures, Put	11/22/24	121.000	36	36,000	(40,500)
Total Exchange-Traded Written Options (Premiums received — $304,864)					$(204,170)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	124	3/26	$29,837,916	$30,070,000	$232,084
U.S. Treasury 5-Year Notes	142	12/24	15,620,746	15,603,359	(17,387)
U.S. Treasury 10-Year Notes	351	12/24	40,154,249	40,112,719	(41,530)
U.S. Treasury Ultra Long-Term Bonds	1	12/24	133,939	133,094	(845)
United Kingdom Long Gilt Bonds	10	12/24	1,321,099	1,315,960	(5,139)
					167,183
Contracts to Sell:
Japanese 10-Year Bonds	2	12/24	2,010,634	2,012,872	(2,238)
U.S. Treasury 2-Year Notes	136	12/24	28,340,890	28,320,938	19,952
U.S. Treasury Long-Term Bonds	50	12/24	6,210,851	6,209,375	1,476
U.S. Treasury Ultra 10-Year Notes	84	12/24	9,932,165	9,936,938	(4,773)
					14,417
Net unrealized appreciation on open futures contracts					$181,600

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,590,000	USD	999,078	Citibank N.A.	10/2/24	$26,782
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,026,046	BRL	5,590,000	Citibank N.A.	10/2/24	$186
BRL	24,984,948	USD	4,531,652	Goldman Sachs Group Inc.	10/2/24	53,511
BRL	30,574,948	USD	5,612,039	Goldman Sachs Group Inc.	10/2/24	(1,015)
USD	4,585,993	BRL	24,984,948	Goldman Sachs Group Inc.	10/2/24	830
USD	5,580,388	BRL	30,574,948	Goldman Sachs Group Inc.	10/2/24	(30,635)
EUR	913,000	USD	1,006,829	JPMorgan Chase & Co.	10/15/24	10,127
AUD	714,270	USD	485,323	Bank of America N.A.	10/18/24	8,635
EUR	40,000	USD	44,755	Bank of America N.A.	10/18/24	(194)
EUR	60,000	USD	67,151	Bank of America N.A.	10/18/24	(310)
EUR	246,500	USD	275,612	Bank of America N.A.	10/18/24	(1,007)
EUR	340,000	USD	368,679	Bank of America N.A.	10/18/24	10,086
EUR	1,300,000	USD	1,445,070	Bank of America N.A.	10/18/24	3,150
EUR	1,538,863	USD	1,720,680	Bank of America N.A.	10/18/24	(6,362)
USD	184,652	EUR	170,000	Bank of America N.A.	10/18/24	(4,730)
USD	322,281	EUR	290,000	Bank of America N.A.	10/18/24	(784)
USD	372,195	EUR	340,000	Bank of America N.A.	10/18/24	(6,570)
USD	873,861	EUR	800,000	Bank of America N.A.	10/18/24	(17,351)
USD	3,501,378	EUR	3,218,741	Bank of America N.A.	10/18/24	(84,349)
CHF	370,000	USD	438,806	BNP Paribas SA	10/18/24	(688)
NOK	1,800,000	USD	163,096	BNP Paribas SA	10/18/24	7,507
NOK	2,990,000	USD	271,486	BNP Paribas SA	10/18/24	11,904
NOK	3,380,000	USD	306,954	BNP Paribas SA	10/18/24	13,400
NOK	3,510,000	USD	319,027	BNP Paribas SA	10/18/24	13,647
NOK	3,520,000	USD	319,577	BNP Paribas SA	10/18/24	14,045
USD	1,526,203	AUD	2,246,812	BNP Paribas SA	10/18/24	(27,595)
USD	736,683	CHF	630,000	BNP Paribas SA	10/18/24	(9,302)
USD	314,208	NOK	3,360,000	BNP Paribas SA	10/18/24	(4,250)
AUD	510,000	USD	342,512	Citibank N.A.	10/18/24	10,182
AUD	2,133,886	USD	1,444,212	Citibank N.A.	10/18/24	31,492
AUD	3,750,000	USD	2,455,307	Citibank N.A.	10/18/24	138,031
CAD	70,000	USD	50,935	Citibank N.A.	10/18/24	844
CAD	100,000	USD	72,680	Citibank N.A.	10/18/24	1,291
CAD	480,000	USD	348,597	Citibank N.A.	10/18/24	6,463
CAD	610,000	USD	443,942	Citibank N.A.	10/18/24	7,280
INR	75,054,747	USD	896,165	Citibank N.A.	10/18/24	(1,282)
JPY	58,240,000	USD	407,652	Citibank N.A.	10/18/24	(1,363)
JPY	437,348,307	USD	2,762,197	Citibank N.A.	10/18/24	288,793
USD	221,828	AUD	330,000	Citibank N.A.	10/18/24	(6,385)
USD	222,092	AUD	330,000	Citibank N.A.	10/18/24	(6,121)
USD	222,794	AUD	330,000	Citibank N.A.	10/18/24	(5,420)
USD	692,255	AUD	1,020,000	Citibank N.A.	10/18/24	(13,133)
USD	845,797	AUD	1,227,054	Citibank N.A.	10/18/24	(2,780)
USD	338,304	CAD	460,000	Citibank N.A.	10/18/24	(1,962)
USD	338,356	CAD	460,000	Citibank N.A.	10/18/24	(1,910)
USD	365,493	CAD	496,000	Citibank N.A.	10/18/24	(1,402)
USD	368,110	CAD	500,000	Citibank N.A.	10/18/24	(1,744)
USD	596,002	CAD	802,690	Citibank N.A.	10/18/24	2,246
USD	632,361	CAD	862,568	Citibank N.A.	10/18/24	(5,688)
USD	284,588	EUR	260,000	Citibank N.A.	10/18/24	(5,056)
USD	295,310	EUR	270,000	Citibank N.A.	10/18/24	(5,474)
USD	525,647	INR	44,001,884	Citibank N.A.	10/18/24	1,009
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,611	JPY	9,790,000	Citibank N.A.	10/18/24	$(5,685)
USD	64,556	JPY	10,090,000	Citibank N.A.	10/18/24	(5,833)
USD	88,663	JPY	13,480,000	Citibank N.A.	10/18/24	(5,375)
USD	114,993	JPY	17,430,000	Citibank N.A.	10/18/24	(6,601)
USD	142,468	JPY	22,050,000	Citibank N.A.	10/18/24	(11,355)
USD	151,433	JPY	22,960,000	Citibank N.A.	10/18/24	(8,738)
USD	175,837	JPY	26,690,000	Citibank N.A.	10/18/24	(10,355)
USD	208,356	JPY	32,620,000	Citibank N.A.	10/18/24	(19,205)
USD	217,891	JPY	33,570,000	Citibank N.A.	10/18/24	(16,297)
USD	223,179	JPY	34,940,000	Citibank N.A.	10/18/24	(20,566)
USD	283,057	JPY	43,610,000	Citibank N.A.	10/18/24	(21,172)
USD	981,517	JPY	141,835,454	Citibank N.A.	10/18/24	(7,943)
CHF	110,000	USD	130,868	Goldman Sachs Group Inc.	10/18/24	(617)
CHF	520,000	USD	617,984	Goldman Sachs Group Inc.	10/18/24	(2,251)
CHF	570,000	USD	677,119	Goldman Sachs Group Inc.	10/18/24	(2,181)
CHF	1,697,720	USD	2,007,803	Goldman Sachs Group Inc.	10/18/24	2,471
GBP	202,000	USD	270,413	Goldman Sachs Group Inc.	10/18/24	(352)
GBP	1,338,012	USD	1,794,631	Goldman Sachs Group Inc.	10/18/24	(5,791)
NOK	922,577	USD	84,129	Goldman Sachs Group Inc.	10/18/24	3,312
NOK	1,390,000	USD	126,247	Goldman Sachs Group Inc.	10/18/24	5,496
NOK	1,400,000	USD	126,682	Goldman Sachs Group Inc.	10/18/24	6,009
NOK	3,520,000	USD	319,700	Goldman Sachs Group Inc.	10/18/24	13,922
USD	218,778	AUD	330,000	Goldman Sachs Group Inc.	10/18/24	(9,435)
USD	377,975	AUD	560,000	Goldman Sachs Group Inc.	10/18/24	(9,297)
USD	79,843	CHF	70,000	Goldman Sachs Group Inc.	10/18/24	(3,045)
USD	91,288	CHF	80,000	Goldman Sachs Group Inc.	10/18/24	(3,440)
USD	845,036	CHF	740,000	Goldman Sachs Group Inc.	10/18/24	(31,199)
USD	3,262,885	CHF	2,900,101	Goldman Sachs Group Inc.	10/18/24	(171,131)
USD	506,496	GBP	390,000	Goldman Sachs Group Inc.	10/18/24	(14,910)
USD	3,027,693	GBP	2,358,279	Goldman Sachs Group Inc.	10/18/24	(125,183)
USD	248,851	MXN	4,730,000	Goldman Sachs Group Inc.	10/18/24	9,313
USD	180,441	NOK	1,940,000	Goldman Sachs Group Inc.	10/18/24	(3,430)
USD	246,901	NOK	2,640,000	Goldman Sachs Group Inc.	10/18/24	(3,316)
USD	316,470	NOK	3,410,000	Goldman Sachs Group Inc.	10/18/24	(6,727)
USD	497,323	NOK	5,330,000	Goldman Sachs Group Inc.	10/18/24	(7,850)
USD	539,449	NOK	5,750,000	Goldman Sachs Group Inc.	10/18/24	(5,531)
CNH	1,400,000	USD	200,629	JPMorgan Chase & Co.	10/18/24	(519)
CNH	5,500,000	USD	778,528	JPMorgan Chase & Co.	10/18/24	7,618
CNH	7,340,000	USD	1,039,719	JPMorgan Chase & Co.	10/18/24	9,430
CNH	12,420,000	USD	1,758,910	JPMorgan Chase & Co.	10/18/24	16,353
CNH	14,798,569	USD	2,122,737	JPMorgan Chase & Co.	10/18/24	(7,492)
JPY	69,810,000	USD	488,415	JPMorgan Chase & Co.	10/18/24	(1,413)
MXN	9,681,000	USD	497,632	JPMorgan Chase & Co.	10/18/24	(7,363)
MXN	35,919,137	USD	1,966,329	JPMorgan Chase & Co.	10/18/24	(147,300)
USD	419,948	CAD	570,000	JPMorgan Chase & Co.	10/18/24	(1,686)
USD	1,450,459	CNH	10,280,000	JPMorgan Chase & Co.	10/18/24	(18,921)
USD	1,698,751	CNH	12,240,000	JPMorgan Chase & Co.	10/18/24	(50,783)
USD	3,810,466	CNH	27,592,347	JPMorgan Chase & Co.	10/18/24	(133,468)
USD	449,231	JPY	69,290,000	JPMorgan Chase & Co.	10/18/24	(34,144)
USD	222,528	MXN	4,010,000	JPMorgan Chase & Co.	10/18/24	19,452
USD	650,207	MXN	12,608,941	JPMorgan Chase & Co.	10/18/24	11,660
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	676,850	MXN	12,220,000	JPMorgan Chase & Co.	10/18/24	$58,000
USD	877,885	MXN	17,030,274	JPMorgan Chase & Co.	10/18/24	15,432
CAD	1,421,380	USD	1,028,968	JPMorgan Chase & Co.	10/31/24	22,777
USD	1,029,001	CAD	1,421,380	JPMorgan Chase & Co.	10/31/24	(22,744)
BRL	30,574,948	USD	5,560,477	Goldman Sachs Group Inc.	11/4/24	28,862
USD	3,212,933	BRL	17,531,046	Goldman Sachs Group Inc.	11/4/24	8,121
Net unrealized depreciation on open forward foreign currency contracts						$(325,837)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At September 30, 2024, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	57,960,000BRL	1/2/26	BRL-CDI**	11.035%**	$(122,770)	—	$(122,770)
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	(328,750)	—	(328,750)
Total					$(451,520)	—	$(451,520)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28,260,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(64,332)	$5,658	$(69,990)
47,980,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(110,315)	11,682	(121,997)
12,389,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(675,889)	(222,594)	(453,295)
56,056,000MXN	6/30/34	28-Day MXN TIIE - Banxico every 28 days	9.250% every 28 days	101,832	—	101,832
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	463,000	2/15/48	3.050% annually	Daily SOFR Compound annually	$27,077	$20,263	$6,814
	1,441,000	5/15/48	3.150% annually	Daily SOFR Compound annually	60,789	(1,388)	62,177
Total					$(660,838)	$(186,379)	$(474,459)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$11,047,000	12/20/29	1.000% quarterly	$246,981	$247,534	$(553)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$1,548,500	12/20/29	5.000% quarterly	$(112,997)	$(113,827)	$830

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$729,001	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$30,067	—	$30,067

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus VIT Portfolio
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.740%
BRL-CDI	10.650%
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$15,285,893	$17,700	$15,303,593
Other Corporate Bonds & Notes	—	32,989,811	—	32,989,811
Mortgage-Backed Securities	—	41,268,044	—	41,268,044
Collateralized Mortgage Obligations	—	30,453,884	—	30,453,884
U.S. Government & Agency Obligations	—	22,693,620	—	22,693,620
Asset-Backed Securities	—	7,927,287	—	7,927,287
Sovereign Bonds	—	4,825,360	—	4,825,360
Senior Loans:
Health Care	—	891,485	487,357	1,378,842
Other Senior Loans	—	2,734,308	—	2,734,308
U.S. Treasury Inflation Protected Securities	—	2,407,728	—	2,407,728
Purchased Options:
Exchange-Traded Purchased Options	$306,923	—	—	306,923
OTC Purchased Options	—	43,537	—	43,537
Non-U.S. Treasury Inflation Protected Securities	—	79,930	—	79,930
Total Long-Term Investments	306,923	161,600,887	505,057	162,412,867
Short-Term Investments†	7,623,941	—	—	7,623,941
Total Investments	$7,930,864	$161,600,887	$505,057	$170,036,808
Other Financial Instruments:
Futures Contracts††	$253,512	—	—	$253,512
Forward Foreign Currency Contracts††	—	$899,669	—	899,669
Centrally Cleared Interest Rate Swaps††	—	170,823	—	170,823
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	830	—	830
OTC Total Return Swaps	—	30,067	—	30,067
Total Other Financial Instruments	$253,512	$1,101,389	—	$1,354,901
Total	$8,184,376	$162,702,276	$505,057	$171,391,709

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$204,170	—	—	$204,170
Futures Contracts††	71,912	—	—	71,912
Forward Foreign Currency Contracts††	—	$1,225,506	—	1,225,506
OTC Interest Rate Swaps	—	451,520	—	451,520
Centrally Cleared Interest Rate Swaps††	—	645,282	—	645,282
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	553	—	553
Total	$276,082	$2,322,861	—	$2,598,943

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,466,316	$135,419,369	135,419,369	$136,261,744	136,261,744

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$273,968	—	$7,623,941

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report